Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
 Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Equity method investment” and their respective losses as “Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investments in subsidiaries, the VIE and the VIE’s subsidiaries was reduced to nil as of December 31, 2023 and 2024 and the carrying amount of “Inter-company receivables” was further adjusted as the Company committed to provide financial support to the VIE as disclosed in Note 1.
The subsidiaries did not pay any dividends to the Company for the years presented. The Company does not have significant commitments or long-term obligations as of the year end other than those presented. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	14,171	9,328	1,278
Restricted cash	62	224	31
Inter-company receivables	3,152,747	3,198,215	438,152
Prepayments and other current assets	315	297	41

Total current assets	3,167,295	3,208,064	439,502

Non-current assets:
Equity method investment	337	—	—
Property and equipment, net	627	77	11

Total non-current assets	964	77	11

Total assets	3,168,259	3,208,141	439,513

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	2,399,333	2,626,851	359,876
Accrued liabilities and other current liabilities	516	463	63

Total current liabilities	2,399,849	2,627,314	359,939

Total liabilities	2,399,849	2,627,314	359,939

	As of December 31,
	2023	2024
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 85,115,600 and 90,289,123 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	116	124	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2023 and 2024)	21	21	3
Treasury stock	(65,896)	(63,264)	(8,667)
Additional paid-in capital	4,849,337	5,002,255	685,306
Accumulated deficits	(3,853,635)	(4,200,261)	(575,433)
Accumulated other comprehensive loss	(161,533)	(158,048)	(21,652)

Total shareholders’ equity	768,410	580,827	79,574

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,168,259	3,208,141	439,513

Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(31,041)	(11,616)	(13,128)	(1,799)
Impairment loss on long-lived assets	—	—	(102)	(14)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(943,534)	(645,522)	(337,078)	(46,181)

Total operating expenses	(974,575)	(657,138)	(350,308)	(47,994)

Loss from operations	(974,575)	(657,138)	(350,308)	(47,994)

Interest income	3,636	3,811	4,021	551
Other expense, net	(294)	(362)	(339)	(46)

Loss before income taxes	(971,233)	(653,689)	(346,626)	(47,489)

Income tax expenses	—	—	—	—

Net loss	(971,233)	(653,689)	(346,626)	(47,489)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	41,347	4,189	3,485	477
Total comprehensive loss	(929,886)	(649,500)	(343,141)	(47,012)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(19,357)	(19,253)	(7,833)	(1,074)
Net cash used in investing activities	125,576	(41,305)	(5,840)	(799)
Net cash (used in) generated from financing activities	(66,850)	—	8,902	1,220
Effect of exchange rate changes	1,508	813	90	12

Net increase (decrease) in cash, cash equivalents and restricted cash	40,877	(59,745)	(4,681)	(641)

Cash, cash equivalents and restricted cash at the beginning of year	33,101	73,978	14,233	1,950

Cash, cash equivalents and restricted cash at the end of year	73,978	14,233	9,552	1,309